Cover	Jul. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2025
Entity File Number	000-55916
Entity Registrant Name	ENERGY RESOURCES 12, L.P.
Entity Central Index Key	0001696088
Entity Tax Identification Number	81-4805237
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	120 W 3rd Street
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	882-9192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity Emerging Growth Company	false